Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated depreciation	$ 15,517	$ 11,540	$ 8,015
Accumulated amortization	$ 11,692	$ 10,482	$ 8,870
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	51,056,462	45,708,573	44,560,048
Common stock, shares outstanding	51,056,462	45,708,573	44,560,048